Condensed Consolidated Interim Statements of Cash Flows - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities:
Net (loss)	$ (45,992,962)	$ (43,328,932)
Welfare oil duty	47,700,746	55,842,382
Items related to investment activities
Income taxes and duties	(645,783)	1,298,336
Depreciation and amortization of wells, pipelines, properties, plant and equipment	43,158,175	35,904,020
Amortization of intangible assets	47,452	51,157
Impairment of wells, pipelines, properties, plant and equipment	14,321,864	5,620,328
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	206,650	934,728
Depreciation of rights of use	1,692,707	1,379,103
Unrealized foreign exchange loss in discount rate of reserve for well abandonment	1,701,500	2,173,400
(Profit) sharing in associates, net	(189,623)	(67,301)
Items related to financing activities
Unrealized foreign exchange (income) loss	5,743,130	9,873,338
Financing cost	31,164,367	41,401,868
Financing income	(11,432,985)	(4,769,152)
Funds from operating activities	87,475,238	106,313,275
Funds from operating activities
Profit-sharing duty and Welfare duty paid	(43,045,260)	(70,559,376)
Derivative financial instruments	10,849,604	(1,146,835)
Customers and accounts receivable	(7,712,890)	12,302,117
Inventories	(21,536,303)	(7,651,022)
Accounts payable and accrued expenses	26,720,727	7,979,321
Suppliers	(44,488,750)	(29,995,736)
Provisions for sundry creditors	4,156,398	6,346,729
Employee benefits	19,418,811	16,994,368
Other taxes and duties	(1,935,922)	3,229,209
Net cash flows from operating activities	29,901,653	43,812,050
Investing activities
Interest collected	2,354,509	2,260,882
Other assets	(3,859,242)	(6,081,741)
Acquisition of wells, pipelines, properties, plant and equipment	(40,619,881)	(77,006,240)
Acquisition of intangible assets	(1,138,343)	(665,634)
Net cash flows (used in) investing activities	(43,262,957)	(81,492,733)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	58,346,391	80,002,573
Increase in long-term contractual liabilities	57,465,494	0
Collections from the Mexican Government	21,419,618	3,586,058
Interest collected from the Mexican Government	0	980,870
Lease payments	(1,934,307)	(1,836,435)
Interest of lease paid	(380,918)	(366,390)
Loans obtained from financial institutions	202,673,971	377,847,363
Debt payments, principal only	(298,210,433)	(299,080,742)
Interest paid	(44,020,330)	(55,966,327)
Net cash flows (used in) from financing activities	(4,640,514)	105,166,970
Net (decrease) increase in cash and cash equivalents	(18,001,818)	67,486,287
Effects of foreign exchange on cash balances	199,332	161,187
Cash and cash equivalents at the beginning of the period	162,651,289	88,841,826
Cash and cash equivalents at the end of the period (Note 9)	$ 144,848,803	$ 156,489,300